Gain on Settlement of Obligations (Details 2) (USD $)	9 Months Ended	12 Months Ended	1 Months Ended
	Sep. 30, 2011	Dec. 31, 2011	Jan. 31, 2011 Levins	Dec. 31, 2010 Levins
Related Party Transactions
Estimated liability prior to the agreement			$ 695,000	$ 695,000
Lump sum payment made			450,000
Gain on settlement of obligations	$ 845,000	$ 845,000	$ 245,000